Redacted LoanID	LoanUID	Loan Number	Borrower	Property State	Last Activity	As of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Summary Comment	Added/Updated
3B560DAC-B602-4A63-BF49-DD45445538B7	xxx	xxx	xxx	CA	11/16/2016	11/10/2016	11/1/2016	Current	Current	Not Determined		Never	N/A	N/A	Previously	N/A		Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.	Never	N/A	N/A		N/A	No	N/A	No	N/A	N/A	N/A
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
12/12/2016